Vessels, Net (Details) $ in Thousands	3 Months Ended			8 Months Ended	12 Months Ended
	May 10, 2019 USD ($)	Mar. 25, 2019 USD ($)	Mar. 29, 2018 USD ($)	Oct. 08, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 18, 2013
Property, Plant and Equipment [Line Items]
Payments to acquire vessels					$ 65,225	$ 0	$ 0
(Loss)/ gain on sale of vessels and Impairment loss					$ (36,731)	25	$ 0
Navios Europe I
Property, Plant and Equipment [Line Items]
Number of vessels acquired								10
Two LR1 and Three MR1 Product Tankers | Navios Europe I
Property, Plant and Equipment [Line Items]
Number of vessels acquired					5
Acquisition cost					$ 84,430
Amount of loan used to finance purchase of vessel					32,500
Amount of receivables used to purchase of vessel					33,210
C. Dream
Property, Plant and Equipment [Line Items]
Vessel type		2000-built VLCC
Vessels capacity in DWT		298,570
Sale price		$ 21,750
(Loss)/ gain on sale of vessels and Impairment loss		$ 651
Shinyo Ocean
Property, Plant and Equipment [Line Items]
Vessel type	2001-built VLCC
Vessels capacity in DWT	281,395
Sale price	$ 12,525
(Loss)/ gain on sale of vessels and Impairment loss	$ 2,594
Nave Electron
Property, Plant and Equipment [Line Items]
Vessel type				2002-built VLCC
Vessels capacity in DWT				305,178
Sale price				$ 25,250
(Loss)/ gain on sale of vessels and Impairment loss					(7,287)
Nave Galactic
Property, Plant and Equipment [Line Items]
Vessel type			2009-built VLCC
Vessels capacity in DWT			297,168
Sale price			$ 44,500
Write-off of unamortized dry-docking			465
Write-off of working capital			376
Costs payable relating to sale of vessel			200
(Loss)/ gain on sale of vessels and Impairment loss			$ 25
Vessels' regulatory requirements
Property, Plant and Equipment [Line Items]
Payments to acquire vessels					$ 18,207	$ 0